The Company and Significant Accounting Policies: (Details Text) (USD $)	1 Months Ended	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
The Company and Significant Accounting Policies: [Abstract]
cash and marketable securities	$ 7,200,000	$ 7,200,000
Fair value of equipment	19,000,000	19,000,000
Convertible notes	25,300,000	25,300,000
Accounts payable and accrued expense	1,600,000	1,600,000
Private placement gross proceeds	5,250,000	5,250,000
Private placement units	1.75	1,750,000
Private placement warrant exercise price	$ 4.00
Private placement warrant term	2 years
Equipment	29,000,000	29,000,000
Net realizable value of equipment	$ 19,000,000	$ 19,000,000